Schedule of Investments
(unaudited)
July 31, 2025
iShares
®
iBonds
®
Dec 2033 Term Corporate ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Corporate Bonds
Aerospace & Defense — 2.6%
Boeing Co. (The), 6.13%, 02/15/33
(a)
....... USD 1,318 $ 1,393,112
HEICO Corp., 5.35%, 08/01/33 .......... 1,792 1,826,524
L3Harris Technologies, Inc., 5.40%, 07/31/33 .. 4,532 4,652,481
Leidos, Inc., 5.75%, 03/15/33 ........... 1,725 1,791,369
Lockheed Martin Corp., 5.25%, 01/15/33 .... 2,825 2,912,857
Northrop Grumman Corp., 4.70%, 03/15/33 ... 3,084 3,065,008
RTX Corp., 5.15%, 02/27/33 ............ 3,885 3,968,477
Textron, Inc., 6.10%, 11/15/33 ........... 1,117 1,188,712
20,798,540
Air Freight & Logistics — 0.4%
United Parcel Service, Inc., 4.88%, 03/03/33
(a)
. 2,788 2,819,429
Automobile Components — 0.2%
Magna International, Inc., 5.50%, 03/21/33
(a)
.. 1,539 1,571,694
Automobiles — 0.2%
Toyota Motor Corp., 5.12%, 07/13/33
(a)
...... 1,307 1,342,103
Banks — 5.3%
Banco Santander SA
6.92%, 08/08/33 ................... 5,986 6,520,796
6.94%, 11/07/33 ................... 4,390 4,966,431
Canadian Imperial Bank of Commerce, 6.09%,
10/03/33 ....................... 3,446 3,693,230
Citigroup, Inc.
5.88%, 02/22/33 ................... 1,590 1,654,151
6.00%, 10/31/33 ................... 1,905 2,002,452
KeyBank NA, 5.00%, 01/26/33 ........... 2,958 2,928,907
Royal Bank of Canada
5.00%, 02/01/33 ................... 5,058 5,145,919
5.00%, 05/02/33
(a)
.................. 2,768 2,805,846
Sumitomo Mitsui Financial Group, Inc.
(a)
5.77%, 01/13/33 ................... 5,100 5,354,548
5.78%, 07/13/33 ................... 1,955 2,054,647
5.81%, 09/14/33 ................... 2,635 2,790,697
Westpac Banking Corp., 6.82%, 11/17/33 .... 2,150 2,364,795
42,282,419
Beverages — 1.6%
(a)
Brown-Forman Corp., 4.75%, 04/15/33 ...... 2,057 2,056,768
Constellation Brands, Inc., 4.90%, 05/01/33 ... 2,356 2,334,575
Diageo Capital plc
5.50%, 01/24/33 ................... 2,315 2,411,509
5.63%, 10/05/33 ................... 2,660 2,789,936
PepsiCo, Inc., 4.45%, 02/15/33 .......... 2,821 2,808,648
12,401,436
Biotechnology — 2.3%
Amgen, Inc.
4.20%, 03/01/33
(a)
.................. 2,385 2,282,956
5.25%, 03/02/33 ................... 12,214 12,454,449
Gilead Sciences, Inc., 5.25%, 10/15/33 ..... 3,150 3,242,775
17,980,180
Building Products — 0.5%
Fortune Brands Innovations, Inc., 5.88%,
06/01/33
(a)
...................... 1,851 1,934,143
Trane Technologies Financing Ltd., 5.25%,
03/03/33 ....................... 1,942 1,994,038
3,928,181
Capital Markets — 2.4%
Ameriprise Financial, Inc., 5.15%, 05/15/33
(a)
.. 2,472 2,519,871
Brookfield Capital Finance LLC, 6.09%, 06/14/33 1,792 1,899,304
Goldman Sachs Group, Inc. (The), 6.13%,
02/15/33
(a)
...................... 3,150 3,434,158
Intercontinental Exchange, Inc., 4.60%, 03/15/33 4,731 4,685,287
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Nomura Holdings, Inc.
6.18%, 01/18/33 ................... USD 2,215 $ 2,354,160
6.09%, 07/12/33
(a)
.................. 1,880 1,995,005
S&P Global, Inc., 5.25%, 09/15/33
(a)
....... 2,285 2,360,711
19,248,496
Chemicals — 1.5%
Air Products & Chemicals, Inc., 4.80%,
03/03/33
(a)
...................... 1,808 1,812,819
Dow Chemical Co. (The), 6.30%, 03/15/33
(a)
.. 1,688 1,790,200
Eastman Chemical Co., 5.75%, 03/08/33
(a)
... 1,653 1,715,759
EIDP, Inc., 4.80%, 05/15/33 ............ 1,820 1,804,359
FMC Corp., 5.65%, 05/18/33 ............ 1,579 1,554,158
LYB International Finance III LLC, 5.63%,
05/15/33
(a)
...................... 1,597 1,614,858
Mosaic Co. (The), 5.45%, 11/15/33
(a)
....... 1,368 1,393,563
11,685,716
Commercial Services & Supplies — 1.2%
Republic Services, Inc.
2.38%, 03/15/33
(a)
.................. 2,220 1,892,981
5.00%, 12/15/33 ................... 1,905 1,934,199
Veralto Corp., 5.45%, 09/18/33 .......... 2,105 2,160,918
Waste Connections, Inc., 4.20%, 01/15/33 .... 2,192 2,111,637
Waste Management, Inc., 4.63%, 02/15/33 ... 1,438 1,434,113
9,533,848
Consumer Finance — 1.9%
AerCap Ireland Capital DAC, 3.40%, 10/29/33 . 4,532 3,979,962
Ford Motor Credit Co. LLC, 7.12%, 11/07/33 .. 3,559 3,701,502
General Motors Financial Co., Inc., 6.40%,
01/09/33 ....................... 3,059 3,218,643
John Deere Capital Corp., Series I, 5.15%,
09/08/33 ....................... 2,900 2,981,194
Toyota Motor Credit Corp., 4.70%, 01/12/33
(a)
.. 1,575 1,574,228
15,455,529
Consumer Staples Distribution & Retail — 1.1%
(a)
Dollar General Corp., 5.45%, 07/05/33 ...... 2,577 2,635,841
Target Corp., 4.40%, 01/15/33 ........... 1,690 1,665,230
Walmart, Inc., 4.10%, 04/15/33 .......... 4,443 4,319,487
8,620,558
Containers & Packaging — 0.7%
Amcor Finance USA, Inc., 5.63%, 05/26/33 ... 1,385 1,436,464
Avery Dennison Corp., 5.75%, 03/15/33
(a)
.... 1,091 1,137,633
Packaging Corp. of America, 5.70%, 12/01/33 . 1,160 1,205,662
WRKCo, Inc., 3.00%, 06/15/33
(a)
.......... 1,962 1,718,799
5,498,558
Distributors — 0.4%
Genuine Parts Co., 6.88%, 11/01/33
(a)
...... 1,070 1,192,352
LKQ Corp., 6.25%, 06/15/33 ............ 1,585 1,656,114
2,848,466
Diversified REITs — 0.5%
GLP Capital LP, 6.75%, 12/01/33 ......... 1,165 1,246,268
Simon Property Group LP, 5.50%, 03/08/33 ... 1,884 1,961,640
WP Carey, Inc., 2.25%, 04/01/33 ......... 1,240 1,015,356
4,223,264
Diversified Telecommunication Services — 2.8%
AT&T, Inc., 2.55%, 12/01/33 ............ 11,235 9,370,260
Bell Telephone Co. of Canada or Bell Canada,
5.10%, 05/11/33
(a)
................. 2,639 2,633,723
Verizon Communications, Inc.
5.05%, 05/09/33 ................... 3,003 3,027,803
4.50%, 08/10/33 ................... 6,462 6,250,630

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
iBonds
®
Dec 2033 Term Corporate ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
6.40%, 09/15/33
(a)
.................. USD 1,065 $ 1,159,127
22,441,543
Electric Utilities — 10.5%
AEP Texas, Inc., 5.40%, 06/01/33 ......... 1,270 1,287,543
Alabama Power Co., 5.85%, 11/15/33 ...... 875 927,086
American Electric Power Co., Inc., 5.63%,
03/01/33
(a)
...................... 2,677 2,776,601
Arizona Public Service Co., 5.55%, 08/01/33 .. 1,577 1,618,455
CenterPoint Energy Houston Electric LLC
Series K2, 6.95%, 03/15/33 ............ 860 966,117
4.95%, 04/01/33 ................... 1,822 1,829,032
Commonwealth Edison Co., 4.90%, 02/01/33
(a)
. 836 839,460
Connecticut Light & Power Co. (The), 4.90%,
07/01/33 ....................... 858 857,916
Dominion Energy South Carolina, Inc., 5.30%,
05/15/33 ....................... 753 771,893
DTE Electric Co., 5.20%, 04/01/33 ........ 1,764 1,810,228
Duke Energy Carolinas LLC, 4.95%, 01/15/33 . 3,622 3,672,232
Duke Energy Corp., 5.75%, 09/15/33
(a)
...... 1,812 1,897,957
Duke Energy Florida LLC, 5.88%, 11/15/33 ... 1,670 1,768,713
Duke Energy Ohio, Inc., 5.25%, 04/01/33 .... 1,140 1,163,916
Duke Energy Progress LLC, 5.25%, 03/15/33 .. 1,456 1,493,127
Entergy Arkansas LLC
5.15%, 01/15/33 ................... 1,369 1,399,527
5.30%, 09/15/33 ................... 850 870,058
Entergy Louisiana LLC, 4.00%, 03/15/33 .... 2,183 2,053,860
Entergy Mississippi LLC, 5.00%, 09/01/33 .... 885 889,011
Evergy Kansas Central, Inc., 5.90%, 11/15/33 . 1,005 1,062,591
Evergy Metro, Inc., 4.95%, 04/15/33
(a)
...... 745 747,314
Eversource Energy, 5.13%, 05/15/33 ....... 2,485 2,483,611
Exelon Corp., 5.30%, 03/15/33 ........... 2,619 2,688,072
Florida Power & Light Co.
5.10%, 04/01/33 ................... 2,249 2,293,506
4.80%, 05/15/33 ................... 2,256 2,254,712
Georgia Power Co., 4.95%, 05/17/33 ....... 2,976 2,989,002
Interstate Power & Light Co., 5.70%, 10/15/33 . 820 849,038
Kentucky Utilities Co., Series KENT, 5.45%,
04/15/33 ....................... 1,220 1,257,676
Louisville Gas & Electric Co., Series LOU, 5.45%,
04/15/33 ....................... 1,228 1,267,301
NextEra Energy Capital Holdings, Inc., 5.05%,
02/28/33
(a)
...................... 3,002 3,014,694
Ohio Power Co., 5.00%, 06/01/33 ......... 1,110 1,104,653
Oklahoma Gas & Electric Co., 5.40%, 01/15/33 1,371 1,413,572
Oncor Electric Delivery Co. LLC
7.25%, 01/15/33 ................... 1,014 1,155,340
5.65%, 11/15/33 ................... 2,361 2,480,557
Pacific Gas & Electric Co.
6.15%, 01/15/33 ................... 2,315 2,399,865
6.40%, 06/15/33 ................... 3,384 3,568,826
PECO Energy Co., 4.90%, 06/15/33
(a)
...... 1,844 1,864,260
PPL Electric Utilities Corp., 5.00%, 05/15/33 .. 1,779 1,799,253
Public Service Co. of New Hampshire, 5.35%,
10/01/33 ....................... 1,732 1,788,534
Public Service Co. of Oklahoma, 5.25%,
01/15/33 ....................... 1,480 1,498,723
Public Service Electric & Gas Co.
4.65%, 03/15/33 ................... 1,449 1,436,324
5.20%, 08/01/33 ................... 1,395 1,432,323
Southern Co. (The), 5.20%, 06/15/33
(a)
...... 2,292 2,331,015
Southwestern Electric Power Co., 5.30%,
04/01/33 ....................... 1,050 1,057,931
Virginia Electric & Power Co.
5.00%, 04/01/33 ................... 2,182 2,197,758
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
5.30%, 08/15/33 ................... USD 1,244 $ 1,272,918
Wisconsin Electric Power Co., 5.63%, 05/15/33 1,020 1,078,528
Wisconsin Power & Light Co., 4.95%, 04/01/33 . 951 950,265
Xcel Energy, Inc., 5.45%, 08/15/33 ........ 2,428 2,467,281
83,098,175
Electrical Equipment — 1.0%
(a)
Eaton Corp., 4.15%, 03/15/33 ........... 3,783 3,661,472
Regal Rexnord Corp., 6.40%, 04/15/33 ..... 3,717 3,933,223
7,594,695
Electronic Equipment, Instruments & Components — 0.3%
Trimble, Inc., 6.10%, 03/15/33 ........... 2,428 2,570,224
Energy Equipment & Services — 0.2%
Patterson-UTI Energy, Inc., 7.15%, 10/01/33 .. 1,170 1,210,237
Entertainment — 0.1%
Walt Disney Co. (The), 6.55%, 03/15/33 ..... 1,031 1,156,080
Financial Services — 2.0%
Apollo Global Management, Inc., 6.38%,
11/15/33 ....................... 1,673 1,822,282
Corebridge Financial, Inc., 6.05%, 09/15/33 ... 1,528 1,606,883
Equitable Holdings, Inc., 5.59%, 01/11/33 .... 1,490 1,536,008
Fiserv, Inc.
5.60%, 03/02/33
(a)
.................. 2,638 2,714,066
5.63%, 08/21/33 ................... 3,944 4,061,785
Mastercard, Inc., 4.85%, 03/09/33
(a)
........ 2,175 2,202,042
National Rural Utilities Cooperative Finance
Corp., 5.80%, 01/15/33 .............. 1,920 2,036,445
15,979,511
Food Products — 2.8%
Archer-Daniels-Midland Co., 4.50%, 08/15/33 . 1,475 1,440,235
General Mills, Inc., 4.95%, 03/29/33
(a)
...... 3,112 3,102,056
Hershey Co. (The), 4.50%, 05/04/33 ....... 1,212 1,198,758
J M Smucker Co. (The), 6.20%, 11/15/33
(a)
... 3,078 3,289,890
JBS USA Holding Lux SARL, 5.75%, 04/01/33 . 5,038 5,163,939
Kellanova, 5.25%, 03/01/33 ............ 981 1,000,015
McCormick & Co., Inc., 4.95%, 04/15/33 ..... 1,624 1,626,522
Pilgrim's Pride Corp., 6.25%, 07/01/33 ...... 3,036 3,189,569
Unilever Capital Corp., 5.00%, 12/08/33
(a)
.... 2,400 2,447,987
22,458,971
Gas Utilities — 0.7%
Atmos Energy Corp., 5.90%, 11/15/33
(a)
..... 2,170 2,320,908
Piedmont Natural Gas Co., Inc., 5.40%, 06/15/33 967 988,386
Southern California Gas Co., 5.20%, 06/01/33 . 1,410 1,429,972
Spire Missouri, Inc., 4.80%, 02/15/33 ....... 1,088 1,081,267
5,820,533
Ground Transportation — 1.1%
Canadian National Railway Co., 5.85%,
11/01/33
(a)
...................... 870 932,770
CSX Corp., 5.20%, 11/15/33 ............ 1,808 1,861,392
Norfolk Southern Corp., 4.45%, 03/01/33 .... 1,573 1,535,390
Ryder System, Inc., 6.60%, 12/01/33
(a)
...... 1,715 1,886,722
Union Pacific Corp., 4.50%, 01/20/33
(a)
...... 2,691 2,656,015
8,872,289
Health Care Equipment & Supplies — 0.4%
Medtronic Global Holdings SCA, 4.50%,
03/30/33
(a)
...................... 3,008 2,966,438
Health Care Providers & Services — 4.9%
Cigna Group (The), 5.40%, 03/15/33
(a)
...... 2,502 2,569,616
CVS Health Corp.
5.25%, 02/21/33 ................... 5,201 5,211,528
5.30%, 06/01/33 ................... 3,817 3,839,187

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
iBonds
®
Dec 2033 Term Corporate ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Elevance Health, Inc., 4.75%, 02/15/33 ..... USD 3,061 $ 3,016,942
HCA, Inc., 5.50%, 06/01/33
(a)
............ 3,757 3,833,456
Humana, Inc., 5.88%, 03/01/33 .......... 1,883 1,948,192
McKesson Corp., 5.10%, 07/15/33 ........ 1,870 1,900,746
Providence St Joseph Health Obligated Group,
5.40%, 10/01/33 .................. 1,543 1,552,432
Quest Diagnostics, Inc., 6.40%, 11/30/33 .... 2,375 2,595,870
Sutter Health, 5.16%, 08/15/33 .......... 790 799,765
UnitedHealth Group, Inc.
5.35%, 02/15/33 ................... 5,829 5,965,855
4.50%, 04/15/33
(a)
.................. 4,548 4,405,590
UPMC, 5.04%, 05/15/33 .............. 1,310 1,311,734
38,950,913
Health Care REITs — 0.5%
Alexandria Real Estate Equities, Inc., 1.88%,
02/01/33
(a)
...................... 3,121 2,508,715
Omega Healthcare Investors, Inc., 3.25%,
04/15/33 ....................... 2,169 1,871,632
4,380,347
Hotels, Restaurants & Leisure — 0.9%
Darden Restaurants, Inc., 6.30%, 10/10/33 ... 1,598 1,701,870
Marriott International, Inc., Series II, 2.75%,
10/15/33
(a)
...................... 2,261 1,917,703
McDonald's Corp., 4.95%, 08/14/33
(a)
....... 2,079 2,107,226
Starbucks Corp., 4.80%, 02/15/33 ......... 1,399 1,396,013
7,122,812
Household Durables — 0.2%
PulteGroup, Inc., 6.38%, 05/15/33
(a)
........ 1,297 1,393,088
Household Products — 0.6%
Colgate-Palmolive Co., 4.60%, 03/01/33 ..... 1,466 1,472,525
Kimberly-Clark Corp., 4.50%, 02/16/33 ...... 1,076 1,075,450
Procter & Gamble Co. (The), 4.05%, 01/26/33
(a)
2,487 2,435,989
4,983,964
Independent Power and Renewable Electricity Producers — 0.2%
Constellation Energy Generation LLC, 5.80%,
03/01/33 ....................... 1,840 1,943,113
Industrial Conglomerates — 0.4%
Honeywell International, Inc., 5.00%, 02/15/33 . 3,127 3,163,666
Industrial REITs — 0.5%
Prologis LP
(a)
4.63%, 01/15/33 ................... 1,830 1,810,164
4.75%, 06/15/33 ................... 2,306 2,289,124
4,099,288
Insurance — 4.0%
Allstate Corp. (The)
5.25%, 03/30/33 ................... 2,222 2,268,165
5.35%, 06/01/33 ................... 1,014 1,042,126
American International Group, Inc., 5.13%,
03/27/33 ....................... 2,430 2,458,993
Aon Corp., 5.35%, 02/28/33
(a)
........... 2,430 2,492,413
Arthur J Gallagher & Co., 5.50%, 03/02/33 ... 1,100 1,129,173
Athene Holding Ltd., 6.65%, 02/01/33
(a)
..... 1,292 1,390,445
CNA Financial Corp., 5.50%, 06/15/33 ...... 1,572 1,606,846
Fairfax Financial Holdings Ltd., 6.00%, 12/07/33 1,865 1,942,159
Marsh & McLennan Cos., Inc.
(a)
5.88%, 08/01/33 ................... 883 938,640
5.40%, 09/15/33 ................... 1,800 1,857,928
MetLife, Inc., 5.38%, 07/15/33
(a)
.......... 3,004 3,120,900
Principal Financial Group, Inc., 5.38%, 03/15/33
(a)
1,205 1,234,292
Progressive Corp. (The), 4.95%, 06/15/33 .... 1,500 1,518,049
Prudential Financial, Inc., 5.75%, 07/15/33
(a)
.. 1,113 1,181,488
Security
Par (000)
Par (000) Value
Insurance (continued)
Reinsurance Group of America, Inc., 6.00%,
09/15/33
(a)
...................... USD 1,221 $ 1,281,461
RenaissanceRe Holdings Ltd., 5.75%, 06/05/33 2,265 2,333,997
Travelers Property Casualty Corp., 6.38%,
03/15/33 ....................... 1,413 1,569,899
Willis North America, Inc., 5.35%, 05/15/33 ... 2,239 2,283,433
31,650,407
Interactive Media & Services — 0.6%
Meta Platforms, Inc., 4.95%, 05/15/33 ...... 4,967 5,057,461
IT Services — 0.5%
(a)
Booz Allen Hamilton, Inc., 5.95%, 08/04/33 ... 1,934 1,998,570
International Business Machines Corp., 4.75%,
02/06/33 ....................... 2,160 2,159,801
4,158,371
Life Sciences Tools & Services — 0.4%
Thermo Fisher Scientific, Inc., 5.09%, 08/10/33
(a)
3,005 3,070,486
Machinery — 0.8%
Ingersoll Rand, Inc., 5.70%, 08/14/33 ....... 2,967 3,099,559
Nordson Corp., 5.80%, 09/15/33 .......... 1,414 1,492,972
nVent Finance SARL, 5.65%, 05/15/33 ...... 1,480 1,510,782
6,103,313
Media — 3.2%
Charter Communications Operating LLC, 4.40%,
04/01/33 ....................... 3,138 2,922,109
Comcast Corp.
4.25%, 01/15/33 ................... 4,965 4,776,295
4.65%, 02/15/33 ................... 3,041 3,007,062
7.05%, 03/15/33 ................... 2,055 2,335,140
4.80%, 05/15/33 ................... 3,042 3,020,292
Fox Corp., 6.50%, 10/13/33 ............ 3,791 4,092,504
Interpublic Group of Cos., Inc. (The), 5.38%,
06/15/33 ....................... 998 1,006,449
Paramount Global, 5.50%, 05/15/33 ....... 1,003 978,605
Time Warner Cable Enterprises LLC, 8.38%,
07/15/33 ....................... 2,790 3,227,503
25,365,959
Metals & Mining — 2.2%
BHP Billiton Finance USA Ltd.
4.90%, 02/28/33 ................... 2,217 2,228,763
5.25%, 09/08/33 ................... 4,493 4,602,837
Kinross Gold Corp., 6.25%, 07/15/33 ....... 1,602 1,710,010
Rio Tinto Alcan, Inc., 6.13%, 12/15/33 ...... 2,162 2,333,980
Rio Tinto Finance USA plc, 5.00%, 03/09/33
(a)
. 1,898 1,922,882
Vale Overseas Ltd., 6.13%, 06/12/33
(a)
...... 4,187 4,375,008
17,173,480
Multi-Utilities — 2.3%
Ameren Illinois Co., 4.95%, 06/01/33
(a)
...... 1,458 1,468,673
Black Hills Corp., 4.35%, 05/01/33 ........ 1,119 1,055,193
Consolidated Edison Co. of New York, Inc.,
5.20%, 03/01/33 .................. 1,475 1,517,331
Consumers Energy Co., 4.63%, 05/15/33 .... 1,992 1,963,563
Dominion Energy, Inc.
Series E, 6.30%, 03/15/33
(a)
........... 1,000 1,063,740
Series F, 5.25%, 08/01/33 ............. 1,530 1,540,283
National Grid plc, 5.81%, 06/12/33
(a)
....... 2,501 2,614,824
NiSource, Inc., 5.40%, 06/30/33 .......... 1,473 1,503,965
Public Service Enterprise Group, Inc., 6.13%,
10/15/33
(a)
...................... 1,202 1,282,401
Sempra, 5.50%, 08/01/33
(a)
............. 2,184 2,232,808

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
iBonds
®
Dec 2033 Term Corporate ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Multi-Utilities (continued)
Southern Co. Gas Capital Corp., 5.75%,
09/15/33 ....................... USD 1,570 $ 1,641,144
17,883,925
Office REITs — 0.5%
Boston Properties LP, 2.45%, 10/01/33 ...... 2,595 2,082,184
COPT Defense Properties LP, 2.90%, 12/01/33 1,171 970,178
Kilroy Realty LP, 2.65%, 11/15/33 ......... 1,318 1,043,691
4,096,053
Oil, Gas & Consumable Fuels — 10.0%
BP Capital Markets America, Inc.
4.81%, 02/13/33 ................... 6,653 6,634,875
4.89%, 09/11/33
(a)
.................. 4,393 4,384,864
Canadian Natural Resources Ltd., 6.45%,
06/30/33 ....................... 1,037 1,100,177
Cheniere Energy Partners LP, 5.95%, 06/30/33 . 4,172 4,353,993
ConocoPhillips Co., 5.05%, 09/15/33
(a)
...... 3,105 3,150,522
Diamondback Energy, Inc., 6.25%, 03/15/33
(a)
. 3,296 3,505,432
Enbridge, Inc.
5.70%, 03/08/33 ................... 6,649 6,889,713
2.50%, 08/01/33 ................... 3,118 2,595,131
Energy Transfer LP
5.75%, 02/15/33 ................... 4,513 4,673,054
6.55%, 12/01/33 ................... 4,481 4,836,022
Enterprise Products Operating LLC
5.35%, 01/31/33 ................... 2,980 3,076,851
Series D, 6.88%, 03/01/33 ............ 1,497 1,671,061
Hess Corp., 7.13%, 03/15/33 ............ 1,668 1,914,052
Kinder Morgan Energy Partners LP, 7.30%,
08/15/33 ....................... 1,454 1,631,697
Kinder Morgan, Inc.
4.80%, 02/01/33 ................... 2,257 2,219,583
5.20%, 06/01/33 ................... 4,486 4,504,456
MPLX LP, 5.00%, 03/01/33 ............. 3,154 3,105,886
ONEOK, Inc., 6.05%, 09/01/33 ........... 4,495 4,716,426
Ovintiv, Inc., 6.25%, 07/15/33
(a)
.......... 1,838 1,900,598
Phillips 66 Co., 5.30%, 06/30/33
(a)
......... 2,641 2,671,474
Targa Resources Corp.
4.20%, 02/01/33
(a)
.................. 2,326 2,175,518
6.13%, 03/15/33 ................... 2,607 2,739,866
Western Midstream Operating LP, 6.15%,
04/01/33 ....................... 2,323 2,421,771
Williams Cos., Inc. (The), 5.65%, 03/15/33 ... 2,146 2,221,189
79,094,211
Personal Care Products — 0.8%
(a)
Estee Lauder Cos., Inc. (The), 4.65%, 05/15/33 2,136 2,107,490
Kenvue, Inc., 4.90%, 03/22/33 ........... 3,865 3,906,376
6,013,866
Pharmaceuticals — 4.1%
Astrazeneca Finance LLC, 4.88%, 03/03/33 ... 1,539 1,557,336
Bristol-Myers Squibb Co., 5.90%, 11/15/33
(a)
.. 3,000 3,204,309
Eli Lilly & Co., 4.70%, 02/27/33 .......... 2,938 2,951,559
Johnson & Johnson
4.95%, 05/15/33 ................... 1,495 1,542,635
4.38%, 12/05/33
(a)
.................. 2,497 2,480,735
Merck & Co., Inc.
4.50%, 05/17/33
(a)
.................. 4,385 4,347,249
6.50%, 12/01/33
(b)
.................. 1,813 2,045,618
Pfizer Investment Enterprises Pte. Ltd., 4.75%,
05/19/33
(a)
...................... 14,866 14,783,229
32,912,670
Security
Par (000)
Par (000) Value
Professional Services — 0.6%
Concentrix Corp., 6.85%, 08/02/33 ........ USD 1,636 $ 1,709,054
Jacobs Engineering Group, Inc., 5.90%,
03/01/33
(a)
...................... 1,503 1,568,482
Verisk Analytics, Inc., 5.75%, 04/01/33 ...... 1,625 1,700,790
4,978,326
Residential REITs — 0.6%
AvalonBay Communities, Inc.
5.00%, 02/15/33
(a)
.................. 1,066 1,074,601
5.30%, 12/07/33 ................... 990 1,013,764
Invitation Homes Operating Partnership LP,
5.50%, 08/15/33 .................. 1,105 1,122,214
UDR, Inc.
(a)
1.90%, 03/15/33 ................... 1,091 873,505
2.10%, 06/15/33 ................... 935 755,914
4,839,998
Retail REITs — 0.9%
Agree LP, 2.60%, 06/15/33
(a)
............ 956 797,070
Kimco Realty OP LLC, 4.60%, 02/01/33 ..... 1,986 1,947,656
NNN REIT, Inc., 5.60%, 10/15/33 ......... 1,565 1,614,726
Realty Income Corp.
1.80%, 03/15/33 ................... 1,200 969,636
4.90%, 07/15/33 ................... 1,702 1,696,691
7,025,779
Semiconductors & Semiconductor Equipment — 4.1%
Broadcom, Inc.
(c)
2.60%, 02/15/33 ................... 5,224 4,468,976
3.42%, 04/15/33 ................... 6,725 6,084,490
Intel Corp., 5.20%, 02/10/33
(a)
........... 6,698 6,699,848
Marvell Technology, Inc., 5.95%, 09/15/33
(a)
... 1,499 1,580,801
Micron Technology, Inc.
5.88%, 02/09/33 ................... 2,223 2,311,194
5.88%, 09/15/33 ................... 2,764 2,879,632
NXP BV, 5.00%, 01/15/33 .............. 3,025 3,015,784
QUALCOMM, Inc., 5.40%, 05/20/33 ....... 2,166 2,271,600
Texas Instruments, Inc., 4.90%, 03/14/33 .... 2,813 2,854,660
32,166,985
Software — 1.1%
Intuit, Inc., 5.20%, 09/15/33 ............. 3,725 3,836,347
Oracle Corp., 4.90%, 02/06/33 ........... 4,575 4,559,041
8,395,388
Specialized REITs — 1.7%
American Tower Corp.
5.65%, 03/15/33 ................... 2,301 2,385,657
5.55%, 07/15/33 ................... 2,525 2,601,987
5.90%, 11/15/33 ................... 2,376 2,502,240
Crown Castle, Inc., 5.10%, 05/01/33 ....... 2,379 2,365,741
Public Storage Operating Co., 5.10%, 08/01/33
(a)
1,969 2,010,468
Weyerhaeuser Co., 3.38%, 03/09/33 ....... 1,487 1,327,492
13,193,585
Specialty Retail — 1.7%
AutoZone, Inc.
4.75%, 02/01/33 ................... 1,891 1,863,287
5.20%, 08/01/33 ................... 965 973,583
6.55%, 11/01/33 ................... 1,358 1,495,699
Lowe's Cos., Inc.
(a)
5.00%, 04/15/33 ................... 3,757 3,782,248
5.15%, 07/01/33 ................... 3,001 3,044,594
Tractor Supply Co., 5.25%, 05/15/33 ....... 2,249 2,282,312
13,441,723
Technology Hardware, Storage & Peripherals — 1.2%
Apple, Inc., 4.30%, 05/10/33 ............ 2,863 2,857,462
Dell International LLC, 5.75%, 02/01/33
(a)
.... 3,024 3,168,061

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
iBonds
®
Dec 2033 Term Corporate ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Par (000)
Par (000) Value
Technology Hardware, Storage & Peripherals (continued)
HP, Inc., 5.50%, 01/15/33
(a)
............. USD 3,423 $ 3,481,972
9,507,495
Tobacco — 1.9%
Altria Group, Inc., 6.88%, 11/01/33 ........ 1,410 1,568,788
BAT Capital Corp., 6.42%, 08/02/33
(a)
...... 3,871 4,197,766
Philip Morris International, Inc.
5.38%, 02/15/33 ................... 6,446 6,620,598
5.63%, 09/07/33 ................... 2,863 2,977,359
15,364,511
Trading Companies & Distributors — 0.3%
GATX Corp.
4.90%, 03/15/33 ................... 1,193 1,180,511
5.45%, 09/15/33 ................... 1,096 1,114,657
2,295,168
Wireless Telecommunication Services — 1.6%
America Movil SAB de CV, 5.00%, 01/20/33 ... 1,290 1,284,273
T-Mobile USA, Inc.
5.20%, 01/15/33 ................... 3,676 3,727,898
5.05%, 07/15/33 ................... 7,746 7,765,862
12,778,033
Total Long-Term Investments — 98.0%
(Cost: $766,156,916) .............................. 777,011,497
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 13.0%
(d)(e)
BlackRock Cash Funds: Institutional, SL Agency
Shares, 4.44%
(f)
................... 97,977,589 $ 98,016,780
BlackRock Cash Funds: Treasury, SL Agency
Shares, 4.30% .................... 5,185,520 5,185,520
Total Short-Term Securities — 13.0%
(Cost: $ 103,199,731) .............................. 103,202,300
Total Investments — 111.0%
(Cost: $869,356,647 ) .............................. 880,213,797
Liabilities in Excess of Other Assets — (11.0)% ............ (86,915,306)
Net Assets — 100.0% ...............................
$ 793,298,491
(a)
All or a portion of this security is on loan.
(b)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease
(step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
10/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/25
Shares
Held at
07/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 55,676,923 $ 42,363,707
(a)
$ — $ (14,827) $ (9,023) $ 98,016,780 97,977,589 $ 201,270
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 3,081,439 2,104,081
(a)
— — — 5,185,520 5,185,520 113,826 —
$ (14,827) $ (9,023) $ 103,202,300 $ 315,096 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
iBonds
®
Dec 2033 Term Corporate ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Corporate Bonds ......................................... $ — $ 777,011,497 $ — $ 777,011,497
Short-Term Securities
Money Market Funds ...................................... 103,202,300 — — 103,202,300
$ 103,202,300 $ 777,011,497 $ — $ 880,213,797
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
DAC Designated Activity Company
REIT Real Estate Investment Trust
SCA Svenska Cellulosa Aktiebolaget